Financial instruments - Notional, average contract rates and maturities (Details) € in Thousands, £ in Thousands, kr in Thousands, $ in Thousands, $ in Thousands	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 GBP (£)	Sep. 30, 2022 SEK (kr)	Sep. 30, 2021 CAD ($)
USD/INR
Disclosure of detailed information about hedges [line items]
Notional amount		$ 227,289
USD/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	80.99%	80.99%	80.99%	80.99%	80.99%
USD/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	83.17%	83.17%	83.17%	83.17%	83.17%
CAD/INR
Disclosure of detailed information about hedges [line items]
Notional amount	$ 302,557
CAD/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	62.40%	62.40%	62.40%	62.40%	62.40%
CAD/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	64.41%	64.41%	64.41%	64.41%	64.41%
EUR/INR
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 67,895
EUR/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	96.28%	96.28%	96.28%	96.28%	96.28%
EUR/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	95.93%	95.93%	95.93%	95.93%	95.93%
GBP/INR
Disclosure of detailed information about hedges [line items]
Notional amount | £				£ 61,686
GBP/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	106.91%	106.91%	106.91%	106.91%	106.91%
GBP/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	105.62%	105.62%	105.62%	105.62%	105.62%
SEK/INR
Disclosure of detailed information about hedges [line items]
Notional amount | kr					kr 49,908
SEK/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	9.04%	9.04%	9.04%	9.04%	9.04%
SEK/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	7.40%	7.40%	7.40%	7.40%	7.40%
EUR/MAD
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 22,190
EUR/MAD | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	11.00%	11.00%	11.00%	11.00%	11.00%
EUR/MAD | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	10.70%	10.70%	10.70%	10.70%	10.70%
EUR/CZK
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 7,082
EUR/CZK | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	26.80%	26.80%	26.80%	26.80%	26.80%
EUR/CZK | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	26.87%	26.87%	26.87%	26.87%	26.87%
EUR/SEK
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 7,241
EUR/SEK | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	10.77%	10.77%	10.77%	10.77%	10.77%
EUR/SEK | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	10.36%	10.36%	10.36%	10.36%	10.36%
Others
Disclosure of detailed information about hedges [line items]
Notional amount	$ 65,935
At fair value
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	24,060					$ 19,375
At fair value | USD/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets						4,002
Hedged item, liabilities	(7,803)
At fair value | CAD/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	7,865					882
At fair value | EUR/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	11,690					6,650
At fair value | GBP/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	12,753					2,390
At fair value | SEK/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	1,047
Hedged item, liabilities						(10)
At fair value | EUR/GBP
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	0					1,033
At fair value | EUR/MAD
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets						2,064
Hedged item, liabilities	(201)
At fair value | EUR/CZK
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	611					758
At fair value | EUR/SEK
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets						1,396
Hedged item, liabilities	(148)
At fair value | Others
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets						$ 210
Hedged item, liabilities	$ (1,754)